16 Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 602,345	R$ 625,825
Accumulated amortization	(334,094)	(311,432)
Net	R$ 268,251	R$ 314,393	R$ 267,612	R$ 255,050
Depreciation average rate	11.20%	12.50%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 86,860	R$ 82,143
Accumulated amortization	(41,513)	(40,438)
Net	R$ 45,347	R$ 41,705	40,125	42,360
Depreciation average rate	2.10%	2.10%
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 94,213	R$ 92,962
Net	94,213	92,962	92,979	92,507
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	372,103	402,850
Accumulated amortization	(271,087)	(250,577)
Net	R$ 101,016	R$ 152,273	116,086	103,803
Depreciation average rate	14.80%	16.30%
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 10,319	R$ 8,946
Accumulated amortization	(7,350)	(6,962)
Net	R$ 2,969	R$ 1,984	3,473	3,680
Depreciation average rate	9.90%	9.90%
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 31,232	R$ 31,365
Accumulated amortization	(13,813)	(13,146)
Net	R$ 17,419	R$ 18,219	13,578	11,816
Depreciation average rate	6.70%	6.70%
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 7,618	R$ 7,559
Accumulated amortization	(331)	(309)
Net	R$ 7,287	R$ 7,250	R$ 1,371	R$ 884
Depreciation average rate	4.90%	5.00%